Acquisitions & Divestitures - 2020 Acquisitions (Details) - 2020 Acquisitions $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) item
Acquisitions
Number of acquisitions | item	7
Aggregate acquisitions cost | $	$ 723